Fair Value Information - Schedule of Percentage Decrease in Discount for Lack of Marketability or Noncontrolling Interests Discount (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Growth rate of long-term revenue	0.19%	0.00%
WACC	8.50%	0.00%
Bottom of Range [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount for lack of marketability	16.05%	14.73%
Noncontrolling interests discount	17.29%	17.29%
Top of Range [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount for lack of marketability	20.00%	20.00%
Noncontrolling interests discount	25.00%	25.00%